Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets	The components of other current assets were as follows:
As at	December 31, 2023	March 31, 2023

Insurance claims receivable	$23,389	$23,677
Advance to suppliers	57,989	88,115
Security deposits	135,962	53,585
Advance income taxes, net	115,412	174,654
Advance to employees	113,512	87,679
Receivables from car sale	537,290	578,523
Other receivables	155,165	143,976
Other current assets	1,138,719	1,150,209
The components of other current assets were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Insurance claims receivable	$23,677	$90,885
Prepaid expenses	909,828	239,651
Advance to suppliers	88,115	319,255
Security deposits	53,585	84,774
Advance income taxes, net	174,654	195,640
Advance to employees	87,679	98,429
Receivables from car sale	578,523	720,697
Other receivables	143,976	220,140
Other current assets	2,060,037	1,969,471

Schedule of Other Current Assets with Related Parties	The components of other current assets with related parties were as follows:
As at	December 31, 2023	March 31, 2023

Advance to director	$46,040	$19,682
Other current assets with related parties	46,040	19,682
The components of other current assets with related parties were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Advance to director	$19,682	$—
Other current assets with related parties	19,682	—